CASH, CASH EQUIVALENTS AND BANK DEPOSITS	12 Months Ended
Dec. 31, 2017
CASH, CASH EQUIVALENTS AND BANK DEPOSITS
CASH, CASH EQUIVALENTS AND BANK DEPOSITS

NOTE 5 – CASH, CASH EQUIVALENTS AND BANK DEPOSITS:

a.    Cash and cash equivalents

	December 31
	2017	2016
	U.S. dollars in thousands
Cash in bank	8,305	53,772
Short-term bank deposits	8,150	14
	16,455	53,786

The carrying amounts of the cash and cash equivalents approximate their fair values.

b.    Bank deposits

The bank deposits include deposits invested for terms of three months to one year and bear interest at an average annual rate of 1.1%.